Fair Value Measurements - Key inputs into the monte-carlo simulation model (Details) - Level 3 - Recurring - CIK_0001843477_Spring Valley Acquisition Corp. II	Dec. 31, 2025 Y
Market price
Fair Value Measurements
Non-redemption agreements derivative liability, measurement input	11.87
Risk-free rate
Fair Value Measurements
Non-redemption agreements derivative liability, measurement input	0.0376
Volatility
Fair Value Measurements
Non-redemption agreements derivative liability, measurement input	0.108
Term ( in years)
Fair Value Measurements
Non-redemption agreements derivative liability, measurement input	5.25